As filed with the Securities and Exchange Commission on May 27, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number [811-05037]

[Professionally Managed Portfolios]
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
                   Professionally Managed Portfolios
777 East Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2011

Item 1. Schedule of Investments.

Winslow Green Growth Fund
Schedule of Investments
March 31, 2011 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 98.6%
Clean Energy - 9.9%
500,000	American Superconductor Corp. (a)	$12,435,000
98,080	First Solar, Inc. (a)(f)	15,775,187
620,500	Protonex Technology Corp. (a)(b)(d)	–
78,941	STR Holdings, Inc. (a)	1,514,088
		29,724,275
Enviromental Services - 5.3%
1,000,000	Newalta Corp. (b)	13,316,142
633,000	World Energy Solutions, Inc. (a)(b)(c)	2,626,950
		15,943,092
Green Building - 19.2%
300,000	A.O. Smith Corp.	13,302,000
149,464	Acuity Brands, Inc.	8,742,149
216,820	Apogee Enterprises, Inc.	2,859,856
160,000	Lennox International, Inc.	8,412,800
600,000	Lighting Science Group (a)(b)	2,340,000
364,002	Quanex Building Products Corp.	7,145,359
600,000	Waterfurnace Renewable Energy, Inc.	15,075,812
		57,877,976
Green Transportation - 9.4%
85,246	Hub Group, Inc. (a)	3,085,053
220,000	Wabtec Corp.	14,922,600
477,161	Westport Innovations, Inc. (a)	10,487,999
		28,495,652
Resource Efficiency - 24.2%
530,874	Applied Micro Circuits Corp. (a)	5,510,472
143,414	Badger Meter, Inc.	5,910,091
484,635	Brooks Automation, Inc. (a)	6,654,039
1,000,000	Horsehead Holdings (a)	17,050,000
210,909	Rockwood Holdings, Inc. (a)	10,380,941
225,000	Schnitzer Steel Industries, Inc.	14,627,250
100,798	Trimble Navigation Ltd. (a)	5,094,331
310,000	Volterra Semiconductor Corp. (a)	7,697,300
		72,924,424
Sustainable Living - 18.2%
6,500,000	BioExx Specialty Proteins Ltd. (a)(b)	12,202,166
191,297	Green Mountain Coffee Roasters, Inc. (a)	12,359,699
3,000,000	Jamba, Inc. (a)	6,600,000
29	OM Foods Ltd. (a)(b)(d)	–
132,000	Sodastream International Limited	5,782,920
1,130,000	SunOpta, Inc. (a)	8,384,600
146,244	Whole Foods Market, Inc.	9,637,480
		54,966,865
Water Management - 12.4%
185,000	GLV, Inc. (a)(b)	1,574,265
68,929	Lindsay Corp.	5,446,770
447,488	Nalco Holding Company	12,220,897
256,417	Pentair, Inc.	9,689,998
1,735,411	Pure Technologies (a)(b)	8,538,330
		37,470,260
Total Common Stocks (Cost $213,753,435)		297,402,544

Warrant - 0.0%

412,283	Capstone Turbine, Expires 9/17/2013 at $1.60 (a)(b)(d)	86,579
Total Warrant (Cost $0)		86,579
Short Term Investment - 2.4%
7,165,222	Fidelity Institutional Money Market Fund, 0.16% (e)	7,165,222
Total Short Term Investment (Cost $7,165,222)		7,165,222
Total Investments - 101.0% (Cost $220,918,657)		304,654,345
Liabilities in Excess of Other Assets: (1.0)%		(2,881,952)
NET ASSETS: 100.0%		$301,772,393

Schedule of Options Written

Contracts
(100 shares per contract)		Security Description	Strike Price	Expiration	Value
450		First Solar, Inc.	180.00	06/18/11	$(195,750)
		Total Call Options Written (Premiums received $111,336)			$(195,750)

	(a)	Non-income producing security.
	(b)	A portion of this security is considered illiquid. As of March 31, 2011, the total market value of illiquid securities was $30,304,106 or 10.0% of net assets.
	(c)	Affiliated Company as defined by the Investment Company Act of 1940. As of March 31,
2011, the total market value of affiliated companies was $2,626,950 or 0.9% of net assets.
	(d)	Securities are fair valued under the supervision of the Board of Trustees. As of March 31,
2011, the total market value of fair valued securities was $86,579 or 0.0% of net assets.
	(e)	Seven-day yield as of March 31, 2011.
	(f)	Held in connection with open written call options.

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows+:

Cost of investments	$ 220,718,747
Gross unrealized appreciation	92,683,431
Gross unrealized depreciation	(8,747,833)
Net unrealized appreciation	$ 83,935,598

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at March 31, 2011 (Unaudited)

The Winslow Green Growth Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
●Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
●Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

	Level 1	Level 2	Level 3

Common Stock	$297,402,544	$-	$-

Warrants	-	86,579	-

Short-Term Investments	7,165,222	-	-

Total Investments in Securities	$304,567,766	$86,579	$-

Written Options	$(195,750)	$-	$-

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title  /s/Eric W. Falkeis
                                           Eric W. Falkeis, President

Date May 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Eric W. Falkeis
                                                        Eric W. Falkeis, President

Date May 23, 2011

By (Signature and Title)* /s/Patrick J. Rudnick
                                             Patrick J. Rudnick, Treasurer
Date May 22, 2011

Print the name and title of each signing officer under his or her signature.

Winslow Green Growth Fund 3.31.11 N-Q